SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -Correction of errors in Balance sheet (Details) - USD ($)	Dec. 31, 2020	Nov. 27, 2020
Balance Sheet
Total Liabilities	$ 41,759,934
Class A ordinary shares subject to possible redemption	18,582,720
Additional Paid in Capital	$ 17,970,408
Accumulated Deficit	(12,971,424)
Total Shareholders' Equity	5,000,001
Increase warrant liabilities		$ 22,500,000
As Reported
Balance Sheet
Total Liabilities	$ 8,099,934
Class A ordinary shares subject to possible redemption	221,345,469
Class A ordinary shares, $0.0001 par value	108
Additional Paid in Capital	$ 5,111,494
Accumulated Deficit	(112,171)
Total Shareholders' Equity	5,000,001
As Restated
Balance Sheet
Derivative warrant liabilities	33,660,000
Total Liabilities	$ 41,759,934
Class A ordinary shares subject to possible redemption	187,685,474
Class A ordinary shares, $0.0001 par value	442
Additional Paid in Capital	$ 17,970,408
Accumulated Deficit	(12,971,424)
Total Shareholders' Equity	5,000,001
Difference
Balance Sheet
Derivative warrant liabilities	33,660,000
Total Liabilities	$ 33,660,000
Class A ordinary shares subject to possible redemption	(33,659,995)
Class A ordinary shares, $0.0001 par value	334
Additional Paid in Capital	$ 12,858,914
Accumulated Deficit	$ (12,859,253)